INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Income Taxes
Statutory federal income tax rate	21.00%	21.00%	21.00%		21.00%	21.00%
State taxes, net of federal tax benefit						2.80%
Change in valuation allowance						(23.80%)
Income tax provision		0.00%	0.00%	0.00%	0.00%	0.00%